Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2024
Prospectus Date	rr_ProspectusDate	Feb. 05, 2024
Eventide Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Core Bond Fund
Bar Chart [Heading]	rr_BarChartHeading	Eventide Core Bond Fund Class A Annual Total Returns for the Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT	February 5, 2024

Prospectus Supplement

February 5, 2024

Core Bond Fund

ETARX	Class A Shares	ETCRX	Class C Shares
ETNRX	Class N Shares	ETIRX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2023, as supplemented, and should be read in conjunction with such Prospectus and Summary Prospectus.

Eventide Core Bond Fund

The bar chart contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Eventide Core Bond Fund Class A Annual Total Returns for the Year Ended December 31

Figures do not reflect sales charges. If they did, returns would be lower.

PROSPECTUS SUPPLEMENT	February 5, 2024

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2023, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETARX
Annual Return 2021	rr_AnnualReturn2021	(2.64%)
Annual Return 2022	rr_AnnualReturn2022	(13.61%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCRX
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNRX
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIRX